CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME	12 Months Ended
	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares
Continuing operations
Interest income	$ 132,752	$ 33,936	$ 39,002
Exploration and evaluation expenses	(6,021,506)	(1,132,846)	(39,903)
Corporate and administrative expenses	(1,160,608)	(444,388)	(281,797)
Business development expenses	(1,207,907)	(233,538)	(139,107)
Share based payments	(1,172,164)	(861,973)	72,471
Foreign stock exchange listing expenses	(580,922)	0	0
Other income and expenses	52,538	(619)	69,701
Loss before income tax	(9,957,817)	(2,639,428)	(279,633)
Income tax expense	0	0	0
Loss for the year	(9,957,817)	(2,639,428)	(279,633)
Loss attributable to members of Piedmont Lithium Limited	(9,957,817)	(2,639,428)	(279,633)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(249,205)	58,802	(57,902)
Other comprehensive (loss)/income for the year, net of tax	(249,205)	58,802	(57,902)
Total comprehensive loss for the year	(10,207,022)	(2,580,626)	(337,535)
Total comprehensive loss attributable to members of Piedmont Lithium Limited	$ (10,207,022)	$ (2,580,626)	$ (337,535)
Basic loss per share (cents per share) | (per share)	$ (1.91)	$ (0.64)	$ (0.07)
Diluted loss per share (cents per share) | (per share)	$ (1.91)	$ (0.64)	$ (0.07)